Average Annual Total Returns - Columbia Flexible Capital Income Fund	Oct. 01, 2020
BloombergBarclaysUSAggregateBondIndexreflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	8.72%
5 Years	3.05%
Since Inception	3.23%
BlendedBenchmarkConsisting [Member]
Average Annual Return:
1 Year	21.46%
5 Years	7.49%
Since Inception	9.07%
Class A
Average Annual Return:
1 Year	15.15%
5 Years	6.12%
Since Inception	7.93%
Inception Date	Jul. 28, 2011
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	13.49%
5 Years	4.40%
Since Inception	6.27%
Inception Date	Jul. 28, 2011
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.26%
5 Years	4.08%
Since Inception	5.66%
Inception Date	Jul. 28, 2011
Class C
Average Annual Return:
1 Year	20.33%
5 Years	6.61%
Since Inception	7.89%
Inception Date	Jul. 28, 2011
Class R
Average Annual Return:
1 Year	21.92%
5 Years	7.13%
Since Inception	8.40%
Inception Date	Jul. 28, 2011
Class Inst
Average Annual Return:
1 Year	22.60%
5 Years	7.68%
Since Inception	8.96%
Inception Date	Jul. 28, 2011
Class Adv
Average Annual Return:
1 Year	22.49%
5 Years	7.67%
Since Inception	8.92%
Inception Date	Nov. 08, 2012
Class Inst2
Average Annual Return:
1 Year	22.51%
5 Years	7.72%
Since Inception	8.97%
Inception Date	Nov. 08, 2012
Class Inst3
Average Annual Return:
1 Year	22.60%
5 Years	7.60%
Since Inception	8.82%
Inception Date	Mar. 01, 2017